Provisions - Schedule of Changes in Provision - Retirement Benefit Plan (Detail) - Retirements bonus plan [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Beginning balance	$ 476	$ 439
Current service costs	39	34
Interest expense on obligation	37	36
Actuarial (gains) losses	(24)	4
Payments of benefits	(5)	(3)
Exchange differences	19	(34)
Ending balance	$ 542	$ 476